Inventories - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Inventories [Abstract]
Cost of inventories recognised as expense during period	S/ 1,143,359	S/ 1,022,220	S/ 622,923
(Reversal) Impairment of inventories	S/ 419	S/ (1,927)	S/ 4,655